Leases - Components of Net Investment in Sales - Type and Direct Financing Leases (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital Leases, Net Investment in Direct Financing and Sales Type Leases [Abstract]
Accumulated allowance for uncollectible minimum lease payments	$ 90	$ 94